INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

22.INCOME TAXES

The income tax expense attributable to earnings differs from the amounts computed by applying the combined federal and provincial statutory income tax rate of 26.5% (26.5% in 2022) to loss before income taxes as a result of the following:

	December 31, 2023	December 31, 2022
	$	$
Loss before income taxes	(55,583)	(47,314)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	(14,729)	(12,538)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	13,988	10,018
Share-based payments	811	2,307
Non-deductible expenses	(339)	325
Mining royalties	400	400
Non-taxable mining duties	258	(108)
Other	12	(4)
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	400	400

As at December 31, 2023, temporary differences for which the Company has recognized deferred tax assets and liabilities are as follows:

		Recognized in the	Recognized in other	Recognized in
	Opening balance	net earnings	comprehensive income	Equity	Closing balance
Property, plant and equipment and Intangible assets	—	(9,711)	—	—	(9,711)
Right-of-use assets	—	(1,884)	—	—	(1,884)
Unrealized foreign exchange gain on convertibles notes	—	(1,075)	—	—	(1,075)
Convertible notes	(9,693)	5,373	—	—	(4,320)
Exploration and evaluation expenses	9,693	7,297	—	—	16,990

As at December 31, 2023 and 2022, temporary differences and unused tax losses for which the Company has not recognized deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
	$	$
FEDERAL
Exploration and evaluation expenses	61,343	44,572
Property and equipment	—	3,080
Equity investment	2,071	2,346
Asset retirement obligation	987	952
Share issue expenses	5,380	5,102
Research and development expenses	23,258	19,412
Non-capital losses	105,528	69,792
Unrealized foreign exchange loss on convertible notes	—	519
Lease liabilities	2,087	—
Other	6	273
	200,660	146,048
PROVINCIAL
Exploration and evaluation expenses	58,187	41,796
Property and equipment	—	3,080
Equity investment	2,071	2,346
Asset retirement obligation	987	952
Share issue expenses	5,380	5,102
Research and development expenses	30,077	25,158
Non-capital losses	103,506	68,341
Unrealized foreign exchange loss on convertible notes	—	519
Lease liabilities	2,087	—
Other	6	273
	202,301	147,567

The ability to realize the tax benefits is dependent upon several factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

As at December 31, 2023, the Company’s accumulated non-capital losses for tax purposes which can be used to reduce taxable income in future years as follows:

Year incurred	Expiration date	Federal	Provincial
2023	2043	34,485	34,485
2022	2042	24,043	23,392
2021	2041	19,469	18,562
2020	2040	10,836	10,546
2019	2039	5,381	5,457
2018	2038	4,137	4,044
2017	2037	2,526	2,578
2016	2036	1,544	1,399
2015	2035	873	844
2014	2034	662	644
2013	2033	747	738
2012	2032	765	757
2011	2031	61	59

The Company has investment tax credit carryovers of $4,725 ($3,698 in 2022) that expire between 2036 and 2042, which are available to reduce income taxes payables in future years.